GOODWILL AND OTHER INTANGIBLE ASSETS GOODWILL AND OTHER INTANGIBLE ASSETS-Schedule of Future Amortization Expense (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Finite-Lived Intangible Assets, Amortization Expense, Maturity Schedule [Abstract]
Finite-Lived Intangible Asset, Expected Amortization, Year One	$ 10,249
Finite-Lived Intangible Asset, Expected Amortization, Year Two	7,708
Finite-Lived Intangible Asset, Expected Amortization, Year Three	6,729
Finite-Lived Intangible Asset, Expected Amortization, Year Four	6,660
Finite-Lived Intangible Asset, Expected Amortization, Year Five	$ 6,611